Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31 are summarized as follows:

(Dollar amounts in thousands)	2013	2012

Land and land improvements	$1,943	$1,885
Building and leasehold improvements	10,832	9,427
Furniture, fixtures, and equipment	4,036	3,665
	16,811	14,977
Less accumulated depreciation and amortization	6,983	6,307

Total	$9,828	$8,670

Depreciation and amortization charged to operations was $676,000 in 2013, $591,000 in 2012, and $499,000 in 2011.